Share-based Compensation - Activity (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) ¥ / shares $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) ¥ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) ¥ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Options Outstanding
Outstanding, beginning (in shares) | shares	31,924,520	31,924,520	18,870,000	18,870,000
Options granted (in shares) | shares	5,435,000	5,435,000	14,778,000	14,778,000
Exercised (in shares) | shares	(1,583,655)	(1,583,655)	(447,480)	(447,480)
Forfeited (in shares) | shares	(5,683,065)	(5,683,065)	(1,276,000)	(1,276,000)
Outstanding, ending (in shares) | shares	30,092,800	30,092,800	31,924,520	31,924,520	18,870,000	18,870,000
Vested and expected to vest, ending (in shares) | shares	28,783,319	28,783,319					28,783,319
Exercisable, ending (in shares) | shares	12,226,300	12,226,300					12,226,300
Weighted Average Exercise Price
Outstanding, beginning (per share) | $ / shares	$ 0.1559		$ 0.0520
Granted (per share) | $ / shares	0.5660		0.2883
Exercised (per share) | $ / shares	0.0847		0.0355
Forfeited (per share) | $ / shares	0.2564		0.1951
Outstanding, ending (per share) | $ / shares	0.2147		$ 0.1559		$ 0.0520
Vested and expected to vest, ending (per share) | $ / shares	0.1980	$ 0.1980
Exercisable, ending (per share) | $ / shares	$ 0.0694	$ 0.0694
Weighted Average Remaining Contractual Life (in years)
Outstanding	7 years 9 months 4 days	7 years 9 months 4 days	8 years 6 months 15 days	8 years 6 months 15 days	8 years 8 months 23 days	8 years 8 months 23 days
Vested and expected to vest at the end of the period	7 years 9 months 4 days	7 years 9 months 4 days
Exercisable at the end of the period	6 years 11 months 16 days	6 years 11 months 16 days
Aggregate Intrinsic Value
Outstanding	$ 18,616	$ 18,616	$ 28,119	$ 28,119	$ 12,039	$ 12,039	¥ 121,121	¥ 195,230	¥ 77,986
Vested and expected to vest	18,288	18,288					126,973
Exercisable	$ 9,340	$ 9,340					¥ 64,850
Weighted Average Grant Date Fair Value
Outstanding, beginning (per share) | (per share)	$ 0.5651	$ 3.9238	$ 0.3338	$ 2.1625
Granted (per share) | (per share)	0.5555	3.6144	0.8621	5.9856
Exercised (per share) | (per share)	0.3465	2.2546	0.1962	1.3620
Forfeited (per share) | (per share)	0.7429	4.8335	0.7131	4.9509
Outstanding, ending (per share) | (per share)	$ 0.5413	$ 3.5221	$ 0.5651	$ 3.9238	$ 0.3338	$ 2.1625
Vested and expected to vest, ending (per share)	0.5362	3.4885
Exercisable, ending (per share)	0.3325	2.1631